OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Employees and related accruals	$ 442	$ 606
Consultants and Board members	298	178
Accrued expenses	148	269
Other	53	122
Total other accounts payable and accrued expenses	$ 941	$ 1,175